ALPS VARIABLE INVESTMENT TRUST

ALPS/Stadion Core ETF Portfolio

ALPS/Stadion Tactical Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 18, 2019

to the

Prospectus and Statement of Additional Information

dated April 30, 2019, as previously supplemented

The Board of Trustees of ALPS Variable Investment Trust approved a Plan of Termination, Dissolution, and Liquidation (the “Plan”) providing for the liquidation of the Funds. Pursuant to the Plan, the Funds were liquidated on October 18, 2019. Accordingly, all references to the Funds herein are removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE